Earnings Per Share (Details Textual) (EUR €)	12 Months Ended
Dec. 31, 2012
Options Purchase Price	€ 8.99
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	6,576,240